Changes in Operating Working Capital (Tables)	12 Months Ended
Dec. 31, 2025
CHANGES IN OPERATING WORKING CAPITAL
Schedule of Changes in Operating Working Capital

	Year Ended December 31,
U.S.$ millions	2025	2024
Decrease in accounts receivable	83	101
Decrease (increase) in inventories	107	(50)
Decrease (increase) in other current assets	(22)	(32)
Decrease in accounts payable and other	(203)	(81)
Increase in Operating Working Capital	(35)	(62)